                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the initial distribution period from

                        March 17, 2006 to August 15, 2006

               Commission File Number of issuing entity: 001-32838

                            PPLUS TRUST SERIES GSC-4
             (Exact name of registrant as specified in its charter)

               Commission File Number of depositor: 333-116208

                          MERRILL LYNCH DEPOSITOR, INC.
              (Exact name of depositor as specified in its charter)

                          MERRILL LYNCH DEPOSITOR, INC.
               (Exact name of sponsor as specified in its charter)

                       NEW YORK                                  13-3091329
                       --------                                  ----------
   (State or other jurisdiction or incorporation or           (I.R.S. Employer
         organization of the issuing entity)                Identification No.)

      WORLD FINANCIAL CENTER, NEW YORK, NEW YORK                   10080
(Address of principal executive offices of the issuing           (Zip Code)
                       entity)

                                 (212) 449-1000
                    (Telephone number, including area code)

                  Registered/reporting pursuant to (check one)


        Title of Class            Section 12(b)     Section 12(g)      Section 15(d)         Name of exchange
        --------------            -------------     -------------      -------------         ----------------
                                                                                            (If Section 12(b))
PPLUS Class A Callable Trust
Certificates Series GSC-4              [X]               [  ]              [  ]          NEW YORK STOCK EXCHANGE

PPLUS Class B Callable Trust
Certificates Series GSC-4              [ ]               [  ]               [X]


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [X] No [ ]


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                        PART I - DISTRIBUTION INFORMATION

ITEM 1. DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

         On April 17, 2006, a distribution was made to holders of PPLUS Callable Trust Certificates Series GSC-4. The distribution report is attached as Exhibit
99.1 to this Form 10-D.

                           PART II - OTHER INFORMATION

ITEM 2. LEGAL PROCEEDINGS.

Not Applicable.

ITEM 3. SALES OF SECURITIES AND USE OF PROCEEDS.

Not Applicable.

ITEM 4. DEFAULTS UPON SENIOR SECURITIES.

Not Applicable.

ITEM 5. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 6. SIGNIFICANT OBLIGORS OF POOL ASSETS.

For information with respect to the underlying securities held by PPLUS Trust Series GSC-4, please refer to Goldman Sachs Group, Inc. (Commission file number 001-14965 periodic reports, including annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, and other information on file with the Securities and Exchange Commission (the "SEC"). You can read and copy these reports and other information at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, D.C. 20549. You may obtain copies of this material for a fee by writing to the SEC's Public Reference Section of the SEC at 100 F Street, NE, Washington, D.C. 20549. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. You can also access some of this information electronically by means of the SEC's website on the Internet at http://www.sec.gov, which contains reports, proxy and information statements and other information that the underlying securities issuer have filed electronically with the SEC.

         Although we have no reason to believe the information concerning the underlying securities and the underlying securities guarantee or the underlying securities issuer and the underlying securities guarantor contained in the underlying securities guarantor's Exchange Act reports is not reliable, neither the depositor nor the trustee participated in the preparation of such documents or made any due diligence inquiry with respect to the information provided therein. No investigation with respect to the underlying securities issuer and the underlying securities guarantor (including, without limitation, no investigation as to its financial condition or creditworthiness) or of the underlying securities has been made. You should obtain and evaluate the same information concerning the underlying securities issuer and the underlying securities guarantor as you would obtain and evaluate if your investment were directly in the underlying securities or in other securities issued by the underlying securities issuer and the underlying securities guarantor. There can be no assurance that events affecting the underlying securities and the underlying securities guarantee or the underlying securities issuer and the underlying securities guarantor have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.



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ITEM 7. SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Not Applicable.

ITEM 8. OTHER INFORMATION.

Not Applicable.

ITEM 9. EXHIBITS.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

                  99.1 Trustee's report in respect of the August 15, 2006 distribution to holders of PPLUS Callable Trust Certificates Series GSC-4.

         (b) The exhibits required to be filed by the Registrant pursuant to
Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.






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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                         MERRILL LYNCH DEPOSITOR, INC.


Date: 08/25/2006                         /s/ Jason Liddell
                                         -------------------------------
                                         Name: Jason Liddell
                                         Title: Vice-President





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


                                  EXHIBIT INDEX


99.1 Trustee's report in respect of the August 15, 2006 distribution to holders of PPLUS Callable Trust Certificates Series GSC-4





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